Shareholder Report	12 Months Ended
Jun. 30, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	SIT MID CAP GROWTH FUND INC
Entity Central Index Key	0000356787
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2026
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
C000032269
Shareholder Report [Line Items]
Fund Name	Sit Mid Cap Growth Fund
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Sit Mid Cap Growth Fund for the period of July 1, 2025 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.sitfunds.com/documents. You can also request this information by contacting us at 1-800-332-5580.
Additional Information Phone Number	1-800-332-5580
Additional Information Email	www.sitfunds.com/documents
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Sit Mid Cap Growth Fund	$137	1.25%

Expenses Paid, Amount	$ 137
Expense Ratio, Percent	1.25%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past 12 months and what affected its performance?

For the 12-month period ended June 30, 2026, the Sit Mid Cap Growth Fund returned +19.35%, outperforming the Russell Midcap Growth® Index's return of +6.17%. The significant overweight in the electronic technology sector was the primary factor driving outperformance, with several large holdings posting strong gains, including Ciena (+503%), Coherent (+342%), and Applied Materials (+298%). In addition, the retail trade sector outperformed largely due to the outperformance of TJX Companies (+24%). Strong stock selection in health technology sector also boosted returns, driven by Exact Sciences (+97%), Glaukos (+35%), and Ascendis (+55%) The producer manufacturing sector detracted from returns, largely due to an underweight position in Comfort Systems, which gained +270% during the period. Stock selection in non-energy minerals, industrial services, and energy minerals also detracted from returns over the period. Underperformers in these sectors included Waste Connections (-10%), Trex (-8%), and Jacobs Solutions (-3%).

Line Graph [Table Text Block]
Table Summary
	Sit Mid Cap Growth Fund	Russell 3000® Index	Russell Midcap® Growth Index
6/16	$10,000	$10,000	$10,000
6/17	11,874	11,851	11,705
6/18	12,992	13,602	13,873
6/19	14,520	14,824	15,806
6/20	15,791	15,792	17,689
6/21	21,948	22,767	25,432
6/22	16,526	19,610	17,911
6/23	20,162	23,327	22,054
6/24	23,264	28,721	25,373
6/25	25,990	33,114	32,095
6/26	31,019	40,672	34,075

Average Annual Return [Table Text Block]
Table Summary
	1 Year	5 Years	10 Years
Sit Mid Cap Growth Fund	19.35%	7.16%	11.99%
Russell 3000® Index	22.82%	12.31%	15.06%
Russell Midcap® Growth Index	6.17%	6.03%	13.04%

Material Change Date	Jun. 30, 2026
AssetsNet	$ 236,490,912
Holdings Count | Holding	64
Advisory Fees Paid, Amount	$ 2,762,218
InvestmentCompanyPortfolioTurnover	10.68%
Additional Fund Statistics [Text Block]

Fund Statistics (as of 06/30/26)

Table Summary
Total Net Assets	$236,490,912
# of Portfolio Holdings	64
Portfolio Turnover Rate	10.68%
Investment Advisory Fees Paid	$2,762,218
Weighted average market cap	$262.2 Billion

Holdings [Text Block]

Top 10 Equity (% of Net Assets)

Table Summary
Broadcom, Inc.	9.0%
Arista Networks, Inc.	8.9
Applied Materials, Inc.	6.5
Ciena Corp.	3.4
Coherent Corp.	3.3
Monolithic Power Systems, Inc.	3.2
TJX Cos., Inc.	3.0
Crowdstrike Holdings, Inc.	2.1
Dover Corp.	2.1
Ameriprise Financial, Inc.	2.0

Sector Allocation (% of Net Assets)

Table Summary
Electronic Technology	37.1%
Technology Services	12.0
Producer Manufacturing	11.1
Finance	8.7
Health Technology	7.9
Industrial Services	5.9
Retail Trade	4.6
Consumer Non-Durables	2.1
Others	8.3
Cash and other net assets	2.3
Total	100.0%

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes to the Fund during the 12-month period ended June 30, 2026.
Summary of Change Legend [Text Block]	There were no material changes to the Fund during the 12-month period ended June 30, 2026.